Subordinated liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Subordinated liabilities.
Schedule of subordinated liabilities

	2024	2023
	£m	£m
Dated loan capital	5,996	5,573
Undated loan capital	21	22
Preference shares	119	119
	6,136	5,714

Schedule of issuances and redemptions

		First call	Maturity	Capital	2024	2023
Dated loan capital		date	date	treatment	£m	£m
NatWest Group plc
$2,250 million	5.125% notes	—	May-24	Tier 2	—	418
£1,000 million	3.622% notes	May-25	Aug-30	Tier 2	1,006	985
£1,000 million	2.105% notes	Aug-26	Nov-31	Tier 2	1,001	1,000
$1,000 million	6.475% notes	Mar-29	Jun-34	Tier 2	799	—
$850 million	3.032% notes	Aug-30	Nov-35	Tier 2	550	541
€750 million	1.043% notes	Jun-27	Sep-32	Tier 2	624	652
$750 million	3.754% notes	Nov-24	Nov-29	Tier 2	—	592
€700 million	5.763% notes	Nov-28	Feb-34	Tier 2	608	636
£650 million	7.416% notes	Mar-28	Jun-33	Tier 2	644	657
£600 million	5.642% notes	Oct-29	Oct-34	Tier 2	608	—
					5,840	5,481

Other subsidiaries
€170 million	Floating rate notes	—	Feb-41	Not applicable	234	237
$150 million	7.125% notes	—	Oct-93	Not applicable	17	17
					6,091	5,735
Fair value hedging					(95)	(162)
					5,996	5,573

Undated loan capital
Other subsidiaries
£31 million	7.380% notes	—	—	Not applicable	1	1
£16 million	5.630% notes	Sep-26	—	Not applicable	17	18
£4.9 million	2.500% fixed notes	—	—	Not applicable	3	3
					21	22

Preference shares
Other subsidiaries
£140 million	Non-cumulative preference shares of £1	—	—	Not applicable	119	119
					119	119

Total					6,136	5,714